DEBT TO RELATED PARTIES (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended					12 Months Ended
	Oct. 31, 2020	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Jan. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Interest expense						$ 171	$ 1,218	$ 2,687
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Weighted average interest rate						7.60%	8.30%	7.70%
Debt instrument, principal						$ 1,200	$ 2,000
Note payable to related party, principal amount						$ 0	$ 1,538
Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Weighted average interest rate						4.40%	3.50%	3.50%
Convertible Note Payable [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Jan. 31, 2022
Percent of interest in subsidiary securing arrangement						26.00%
Debt conversion, price per share					$ 0.75	$ 1.50	$ 0.75
Debt conversion, amount converted	$ 800				$ 2,889		$ 2,611
Debt conversion, shares issued	2,000,000				3,852,364		3,480,968
Reduced loan amount	$ 3,000
Convertible Note Payable [Member] | Majority Shareholder [Member] | Option to convert [Member]
Debt Instrument [Line Items]
Debt conversion, price per share				$ 0.40
Debt conversion, option to convert				$ 2,000
Convertible Note Payable [Member] | Majority Shareholder [Member] | All other conversion rights for balance of debt [Member]
Debt Instrument [Line Items]
Debt conversion, price per share				$ 0.75
Debt conversion, option to convert				$ 2,611
Convertible Note Payable [Member] | Majority Shareholder [Member] | United States of America, Dollars
Debt Instrument [Line Items]
Debt instrument, maturity date						Jun. 30, 2020
Debt instrument, interest rate basis points above reference rate						7.00%
Convertible Note Payable [Member] | Majority Shareholder [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate						3.00%
Convertible Note Payable [Member] | Maximum [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, maximum amount						$ 37,000
Convertible Note Payable [Member] | Minimum [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt conversion, price per share						$ 0.75
Convertible Notes Payable [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
One time compensation approved			$ 8,139
Repayments of convertible loans		$ 30,000